                                   EXHIBIT 99

DaimlerChrysler Auto Trust 2006-A monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC     DISTRIBUTION DATE: 08-AUG-06

DAIMLERCHRYSLER AUTO TRUST 2006-A
MONTHLY SERVICER'S CERTIFICATE (KM)                                  PAGE 1 OF 2


Payment Determination Statement Number          5
Distribution Date                        8-Aug-06
Record Date                              7-Aug-06

DATES COVERED        FROM AND INCLUDING   TO AND INCLUDING
-------------        ------------------   ----------------
Collections Period         1-Jul-06           31-Jul-06
Accrual Period            10-Jul-06            7-Aug-06
30/360 Days                      30
Actual/360 Days                  29

                                           NUMBER OF
COLLATERAL POOL BALANCE DATA                ACCOUNTS        $ AMOUNT
----------------------------               ---------   -----------------
Pool Balance - Beginning of Period            87,977   $1,383,014,545.60
Collections of Installment Principal                       29,886,883.48
Collections Attributable to Full Payoffs                   21,466,277.96
Principal Amount of Repurchases                                     0.00
Principal Amount of Gross Losses                            1,707,794.08
                                                       -----------------
Pool Balance - End of Period(EOP)             85,601   $1,329,953,590.08
                                                       =================

POOL STATISTICS                                                 END OF PERIOD
---------------                                               -----------------
Initial Pool Balance (Pool Balance at the Purchase Date)      $1,631,098,710.56
Pool Factor (Pool Balance as a % of Initial Pool Balance)                 81.54%
Ending Overcollateralization(O/C) Amount                      $  132,129,566.77
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)             111.031%
Cumulative Net Losses                                         $    2,006,381.16
Net Loss Ratio (3 mos weighted avg.)                                      0.526%
Cumulative Recovery Ratio                                                47.032%

Delinquency Information:(1)         $ AMOUNT     % OF EOP POOL BAL.   # OF ACCOUNTS
---------------------------      -------------   ------------------   -------------
31-60 Days Delinquent            13,881,887.12         1.044%              854
61-90 Days Delinquent             1,553,269.36         0.117%               85
91-120 Days Delinquent              352,085.84         0.026%               18
121 Days or More Delinquent               0.00         0.000%                0
Reposessions                      2,568,273.93         0.193%              138

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                        4,473,629.13
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)        0.27473%

                                              CURRENT MONTH   PRIOR MONTH
                                              -------------   -----------
Weighted Average A.P.R                            6.811%         6.817%
Weighted Average Remaining Term (months)          46.69          47.53
Weighted Average Seasoning (months)               17.33          16.44

CASH SOURCES
   Collections of Installment Principal       $29,886,883.48
   Collections Attributable to Full Payoffs    21,466,277.96
   Principal Amount of Repurchases                      0.00
   Recoveries on Loss Accounts                    768,911.17
   Collections of Interest                      7,815,384.97
   Investment Earnings                            179,278.31
   Reserve Account                              3,767,500.00
                                              --------------
   TOTAL SOURCES                              $63,884,235.89
                                              ==============

CASH USES
   Servicer Fee                               $ 1,152,512.12
   A Note Interest                              5,036,250.25
   Priority Principal Distribution Amount               0.00
   B Note Interest                                193,606.67
   Reserve Fund                                 3,767,500.00
   Regular Principal Distribution Amount       53,734,366.85
   Distribution to Certificateholders                   0.00
                                              --------------
   TOTAL CASH USES                            $63,884,235.89
                                              ==============

ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources          $ 63,884,235.89
Investment Earnings in Trust Account              (179,278.31)
Daily Collections Remitted                     (61,177,027.93)
Cash Reserve in Trust Account                   (3,767,500.00)
Servicer Fee (withheld)                         (1,152,512.12)
O/C Release to Seller                                    0.00
                                              ---------------
   PAYMENT DUE TO/(FROM) TRUST ACCOUNT         ($2,392,082.47)
                                              ===============

O/C RELEASE (Prospectus pg S31-S32)
Pool Balance                                  $1,329,953,590.08
Yield Supplement O/C Amount                      (78,447,823.97)
                                              -----------------
Adjusted Pool Balance                         $1,251,505,766.11
Total Securities                              $1,197,824,023.31
                                              -----------------
Adjusted O/C Amount                           $   53,681,742.80
Target Overcollateralization Amount           $   62,575,288.31
O/C Release Period?                                         Yes
O/C Release                                   $            0.00

                                        Beginning            Ending          Principal    Principal per     Interest     Interest
NOTES                                    Balance            Balance           Payment       $1000 Face       Payment    $1000 Face
-----                               -----------------  -----------------  --------------  -------------  -------------  ----------
Class A-1 307,000,000.00 @ 4.7914%      51,558,390.16               0.00   51,558,390.16    167.9426390     199,001.92   0.6482147
Class A-2 485,000,000.00 @ 5.06%       485,000,000.00     482,824,023.31    2,175,976.69      4.4865499   2,045,083.33   4.2166667
Class A-3 510,000,000.00 @ 5.00%       510,000,000.00     510,000,000.00            0.00      0.0000000   2,125,000.00   4.1666667
Class A-4 159,800,000.00 @ 5.01%       159,800,000.00     159,800,000.00            0.00      0.0000000     667,165.00   4.1750000
Class B  45,200,000.00 @ 5.14%          45,200,000.00      45,200,000.00            0.00      0.0000000     193,606.67   4.2833334
                                    -----------------  -----------------  --------------                 -------------
   Total Notes                      $1,251,558,390.16  $1,197,824,023.31  $53,734,366.85                 $5,229,856.92
                                    =================  =================  ==============                 =============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 29